PROSPECTUS
DECEMBER 9, 1996

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
        Service Center: P.O. Box 44222, Jacksonville, Florida 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is designed to provide annuity payments in connection with retirement plans that may or may not qualify for special federal income tax treatment under the Internal Revenue Code.

Both accumulation of the contract values and annuity payments may be on either a fixed or variable basis, or on a combination fixed and variable basis. Benefits on a fixed basis are provided by premiums and contract values allocated to the Fixed Account. (See THE FIXED ACCOUNT on page 20.) Benefits on a variable basis are provided by premiums and contract values allocated to the Variable Account. Such variable benefits are not guaranteed as to fixed-dollar amount and will vary according to investment performance. THIS PROSPECTUS DESCRIBES ONLY THE VARIABLE ACCOUNT FEATURES OF THE CONTRACT EXCEPT WHERE SPECIFIC REFERENCE IS MADE TO THE FIXED ACCOUNT.

The Variable Account is a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), which has been named the Merrill Lynch Life Variable Annuity Separate Account. Premiums and contract values allocated to the Variable Account will be invested in certain Funds that the contract owner is eligible to select from the Merrill Lynch Variable Series Funds, Inc. The contract owner bears the full investment risk with respect to such investments.

This Prospectus contains information about the Contract and the Variable Account that a prospective contract owner should know before investing. It should be read and retained for future reference. Additional information about the Contract and Variable Account is contained in a Statement of Additional Information, dated December 9, 1996, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing or calling Merrill Lynch Life's Service Center at the address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 32 of this Prospectus.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

THIS CONTRACT PROVIDES A GUARANTEED DEATH BENEFIT THAT IS PAYABLE ONLY UPON THE DEATH OF THE CONTRACT OWNER.

     PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS
      ATTACHED TO A CURRENT PROSPECTUS FOR MERRILL LYNCH VARIABLE SERIES
        FUNDS, INC., WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
      SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED
            UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                         PAGE
                                                                                         ----
DEFINITIONS...........................................................................     4
CAPSULE SUMMARY OF THE CONTRACT.......................................................     5
FEE TABLE.............................................................................     8
CONDENSED FINANCIAL INFORMATION.......................................................    10
MERRILL LYNCH LIFE INSURANCE COMPANY..................................................    12
THE VARIABLE ACCOUNT..................................................................    12
FINANCIAL STATEMENTS..................................................................    12
THE REINSURANCE AGREEMENT.............................................................    13
INVESTMENTS OF THE VARIABLE ACCOUNT...................................................    13
  Eligible Funds......................................................................    13
     Reserve Assets Fund..............................................................    14
     Prime Bond Fund..................................................................    14
     High Current Income Fund.........................................................    14
     Quality Equity Fund..............................................................    15
     Equity Growth Fund...............................................................    15
     Global Strategy Focus Fund.......................................................    15
     Natural Resources Focus Fund.....................................................    15
     American Balanced Fund...........................................................    16
     Index 500 Fund...................................................................    16
     International Equity Focus Fund..................................................    16
     Basic Value Focus Fund...........................................................    16
  Reinvestment........................................................................    16
  Substitution of Investments.........................................................    16
CHARGES AND DEDUCTIONS................................................................    16
  Contingent Deferred Sales Charge....................................................    16
  Contract Administration Charge......................................................    17
  Waiver of Charges...................................................................    17
  Expense Risk Charge.................................................................    17
  Mortality Risk Charge...............................................................    18
  Distribution Expense Charge.........................................................    18
  Payments of Charges and Deductions..................................................    18
  Premium Taxes.......................................................................    18
  Fund Expenses.......................................................................    18
DESCRIPTION OF THE CONTRACT...........................................................    19
  Premiums............................................................................    19
  Accumulation Provisions.............................................................    19
     Accumulation Units...............................................................    19
     Value of an Accumulation Unit....................................................    19
     Net Investment Factor............................................................    19
     Valuation Periods................................................................    20
  The Fixed Account...................................................................    20
  Payment on Death....................................................................    20
  Beneficiary.........................................................................    21
  Ownership...........................................................................    21
  Account Transfers...................................................................    21
  Withdrawals.........................................................................    22
  Suspension of Payments..............................................................    22

                                                                                         PAGE
                                                                                         ----
  Annuity Provisions..................................................................    22
     Variable Annuity.................................................................    22
     Selection of Annuity Date and Annuity Options....................................    22
     Change of Annuity Date or Annuity Option.........................................    22
     Annuity Options..................................................................    23
     Minimum Annuity Payments.........................................................    23
     First Variable Annuity Payment...................................................    23
     Age Adjustment...................................................................    23
     Number of Annuity Units..........................................................    24
     Value of Each Annuity Unit.......................................................    24
     Subsequent Variable Annuity Payments.............................................    24
     Assumed Investment Rate..........................................................    24
     Proof of Age, Sex and Survival...................................................    24
  Notices and Elections...............................................................    24
  Amendment of Contract...............................................................    24
  Ten Day Right to Review.............................................................    25
FEDERAL INCOME TAXES..................................................................    25
  Introduction........................................................................    25
  Merrill Lynch Life's Tax Status.....................................................    25
  Taxation of Annuities in General....................................................    25
     In General.......................................................................    25
     Required Distributions...........................................................    25
     Non-natural Owners...............................................................    26
     Distributions....................................................................    26
     Penalty Tax......................................................................    27
  Internal Revenue Service Diversification Standards..................................    27
  Transfers, Assignments, or Exchanges of a Contract..................................    27
  Possible Changes in Taxation........................................................    27
  Other Tax Consequences..............................................................    28
  Qualified Plans.....................................................................    28
     Individual Retirement Annuities and Individual Retirement Accounts...............    28
     Pension and Profit Sharing Plans.................................................    28
     Tax-Sheltered Annuities..........................................................    29
     Section 457 Deferred Compensation ("Section 457") Plans..........................    29
     Withholding......................................................................    29
VARIABLE ACCOUNT VOTING RIGHTS........................................................    30
REPORTS TO CONTRACT OWNERS............................................................    30
DISTRIBUTION OF CONTRACTS.............................................................    30
STATE REGULATION......................................................................    31
LEGAL PROCEEDINGS.....................................................................    31
EXPERTS...............................................................................    31
REGISTRATION STATEMENTS...............................................................    31
LEGAL MATTERS.........................................................................    31
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............................    32
APPENDIX..............................................................................    33


                            ------------------------

No person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Prospectus does not constitute an offer of, or solicitation of an offer to acquire, any variable annuity contracts offered by this Prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

                                  DEFINITIONS


accumulation unit: An index used to compute the value of each contract owner's interest in the Variable Account prior to the annuity date. (See page 19.)


annuitant: The person on whose continuation of life annuity payments may depend.

annuity:  A series of predetermined periodic payments.

annuity date:  The date on which annuity payments are to begin. (See page 22.)

annuity unit:  An index used to compute variable annuity payments. (See page
23.)

beneficiary: The person to whom payment is to be made on the death of the contract owner or annuitant. There may be both a contract owner's beneficiary and an annuitant's beneficiary if the contract owner is not the annuitant.

Contract:  A Contract offered by this Prospectus.


contract owner: The person entitled to exercise all rights under a Contract. (See page 21.)


contract value: The sum of the value of a contract owner's Fixed Account and a contract owner's interest in the Variable Account.

Funds: The mutual funds, or separate investment portfolios within a series mutual fund, designated as eligible investments for the Variable Account. (See page 13.)

fixed annuity: A series of periodic payments of predetermined amounts that do not vary with investment experience.

net investment factor: An index used to measure the investment performance of a subaccount of the Variable Account from one valuation period to the next. (See page 19.)

nonqualified contract: A Contract issued in connection with a nonqualified plan.

nonqualified plan:  A retirement plan other than a qualified plan.


premiums: The money the contract owner pays Merrill Lynch Life for a Contract. (See page 19.)


qualified contract:  A Contract issued in connection with a qualified plan.


qualified plan:  A retirement plan that receives favorable tax treatment under
Section 401, 403, 404, 408, 457 or any similar provision of the Internal Revenue Code. (See page 28.)


Variable Account: A segregated investment account of Merrill Lynch Life Insurance Company, named the Merrill Lynch Life Variable Annuity Separate Account. (See page 12.)

subaccount: A division of the Variable Account consisting of the shares of a particular Fund held by the Variable Account for all Contracts having a similar tax status. (See page 12.)


valuation period: The interval from one valuation day of a Fund to the next valuation day, measured from the time each day the Fund is valued. (See page 20.)


variable annuity: A series of periodic payments that vary in amount according to investment experience. (See page 22.)

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE VARIABLE ACCOUNT

Premiums will be allocated to the Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") a segregated investment account, or to the Fixed Account described on page 20, as directed by the contract owner. The Variable Account is divided into subaccounts corresponding to the Funds in which premiums may be invested. For the first 14 days following the date of issue, all premiums allocable to the Variable Account will be allocated to the Reserve Assets Fund subaccount. Thereafter, the contract owner's interest in the Variable Account will be reallocated to the subaccounts selected by the contract owner. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner may change the selection later, subject to certain conditions. The contract value and the amount of the monthly annuity payments will reflect the investment performance of the Funds selected. (See THE VARIABLE ACCOUNT on page 12 and ACCOUNT TRANSFERS on page 21.)

THE FUNDS


The Funds in which premiums currently may be invested are certain separate investment portfolios of the Merrill Lynch Variable Series Funds, Inc. They are the Merrill Lynch Reserve Assets Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Equity Growth Fund, Global Strategy Focus Fund, Natural Resources Focus Fund, American Balanced Fund, Index 500 Fund, International Equity Focus Fund, and Basic Value Focus Fund. (See INVESTMENTS OF THE VARIABLE ACCOUNT on page 13.)


RETIREMENT PLANS


The Contract may be issued pursuant to nonqualified retirement plans or plans qualifying for special tax treatment as "H.R. 10" plans, Individual Retirement Annuities or Individual Retirement Accounts, corporate pension and profit-sharing plans, Tax-Sheltered Annuities or Section 457 deferred compensation ("Section 457") plans. For each Fund, there is one subaccount for nonqualified plans and one subaccount for qualified plans. (See QUALIFIED PLANS on page 28.)


PREMIUMS


The full amount of all premiums will be invested initially. There is no "front-end load." However, certain charges and deductions will be made from the contract value. (See CHARGES AND DEDUCTIONS below.)



The Contract permits premiums to be paid on a flexible basis at any time in any amount meeting Merrill Lynch Life's minimum requirements. The minimum initial premium Merrill Lynch Life will accept is $1,500 for nonqualified Contracts and $10 for qualified Contracts. For subsequent premiums, the minimum amount for nonqualified Contracts is $300 ($50 in Tennessee) and the minimum amount for qualified Contracts is the same as for the initial premium. (See PREMIUMS on page 19.)


CHARGES AND DEDUCTIONS

A contingent deferred sales charge is deducted in the event of withdrawal of contract values, subject to certain exceptions. If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of the premiums paid within 7 years prior to the date of withdrawal, adjusted for any prior withdrawals, or (b) 5% of the amount withdrawn. This charge is paid to permit Merrill Lynch Life to recover sales expenses it has incurred. Under no circumstances will the charges ever exceed 5% of total premiums. (See CONTINGENT DEFERRED SALES CHARGE on page 16.)

On each contract anniversary on or prior to the annuity date, Merrill Lynch Life will deduct a contract administration charge of $30 from the contract value. It will also be deducted upon full withdrawal of the contract value if such withdrawal is not on a contract anniversary. This charge is made to reimburse Merrill Lynch Life for expenses related to administration of the Contracts. (See CONTRACT ADMINISTRATION CHARGE on page 17.)


Merrill Lynch Life will deduct a daily expense risk charge. For nonqualified Contracts, the charge will be equal to an annual rate of 0.50% of the sum of the daily net asset values of all nonqualified subaccounts. For qualified Contracts, the rate will be 0.20% of the sum of the daily net asset values of all qualified subaccounts. This charge is made to compensate Merrill Lynch Life for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs. (See EXPENSE RISK CHARGE on page 17.)


Merrill Lynch Life will deduct a daily distribution expense charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. This charge compensates Merrill Lynch Life in part for expenses incurred distributing the Contracts. (See DISTRIBUTION EXPENSE CHARGE on page 18.) Merrill Lynch Life will also deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Variable Account. This charge is made to compensate Merrill Lynch Life for the mortality guarantees made under the Contract. (See MORTALITY RISK CHARGE on page 18.)


Premium taxes payable to any government entity will be deducted at the annuity date. Currently, premium taxes range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract. (See PREMIUM TAXES on page 18.)

ANNUITY PAYMENTS

Monthly annuity payments will start on the annuity date. The contract owner may select the annuity date. He or she may also select an annuity payment option and a different payment frequency. The contract owner may change his or her selections later. (See CHANGE OF ANNUITY DATE OR ANNUITY OPTION on page 22.) The amount of each variable annuity payment will depend on the investment performance of the Funds the contract owner selects.


If the net contract value at the annuity date is less than $5,000 ($3,500 for qualified Contracts), Merrill Lynch Life may pay the contract value in a lump sum in lieu of annuity payments. For tax consequences of a lump sum payment, see TAXATION OF ANNUITIES IN GENERAL on page 25. If any annuity payment would be less than $50, Merrill Lynch Life may change the frequency of payments to such intervals as will result in payments of at least $50. (See MINIMUM ANNUITY PAYMENTS on page 23.)


ACCOUNT TRANSFERS

The contract owner may transfer all or part of the contract value between the Variable Account and the Fixed Account and among subaccounts of the Variable Account, subject to certain limitations. (See ACCOUNT TRANSFERS on page 21.) For Contracts issued prior to April 30, 1986 and reinsured by Merrill Lynch Life, see the Appendix for special provisions.

PAYMENT ON DEATH

If either the annuitant or the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the greater of (a) the sum of all premiums paid (adjusted for any withdrawals) or (b) the then current contract value. No contingent deferred sales charge will be imposed. (See PAYMENT ON DEATH on page 20.)

WITHDRAWALS


The contract owner may withdraw all or part of the accumulated contract value prior to the earlier of the annuity date or the death of the annuitant. The amount the contract owner withdraws must be at least $500. If the Contract is to continue in force, the remaining contract value must be at least $500. If these dollar limitations relating to partial withdrawals would prevent the contract owner from making a partial withdrawal, he or she may nevertheless make a full withdrawal of the contract value. A contingent deferred sales charge and a contract administration charge may be imposed. (See WITHDRAWALS on page 22.) Withdrawals will decrease the contract value. Withdrawals are subject to tax and prior to age
59 1/2 may also be subject to a 10% federal penalty tax. Revenue Code (see TAXATION OF ANNUITIES IN GENERAL on page 25), and withdrawals under Tax-Sheltered Annuities are restricted (see TAX-SHELTERED ANNUITIES on page 29).


TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract owner's premiums allocated to the Fixed Account plus the value of the contract owner's interest in the Variable Account as of the date the Contract is returned. The Contract will then be deemed void.

                                   FEE TABLE

                                                            MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                               ----------------------------------------------------------------------------------------------------
                                                                HIGH                                        GLOBAL
                                RESERVE                       CURRENT        QUALITY         EQUITY        STRATEGY       NATURAL
                                 ASSET          PRIME          INCOME         EQUITY         GROWTH         FOCUS        RESOURCES
                                  FUND        BOND FUND         FUND           FUND           FUND         FUND(f)       FOCUS FUND
                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                               ----------     ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNER TRANSACTION
 EXPENSES:
 Contingent Deferred Sales
   Charge (as a percentage
   of purchase payments or
   amount withdrawn, as
   applicable)(a)..........        5.00%          5.00%          5.00%          5.00%          5.00%          5.00%          5.00%
ANNUAL CONTRACT
 ADMINISTRATION CHARGE(b)..        $30.00         $30.00         $30.00         $30.00         $30.00         $30.00         $30.00
SEPARATE ACCOUNT ANNUAL
 EXPENSES (AS A PERCENTAGE
 OF NET ASSETS):
 Expense Risk Charge(c)....        0.50%          0.50%          0.50%          0.50%          0.50%          0.50%          0.50%
 Mortality Risk Charge(d)..        0.75%          0.75%          0.75%          0.75%          0.75%          0.75%          0.75%
 Distribution Expense
   Charge(d)...............        0.05%          0.05%          0.05%          0.05%          0.05%          0.05%          0.05%
                                  -----          -----          -----          -----          -----          -----          -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES...........        1.30%          1.30%          1.30%          1.30%          1.30%          1.30%          1.30%
                                  =====          =====          =====          =====          =====          =====          =====

                                                           INTERNATIONAL       BASIC
                              AMERICAN                        EQUITY           VALUE
                              BALANCED      INDEX 500          FOCUS           FOCUS
                                FUND           FUND            FUND             FUND
                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                             ----------     ----------     -------------     ----------
CONTRACT OWNER TRANSACTION
 EXPENSES:
 Contingent Deferred Sales
   Charge (as a percentage
   of purchase payments or
   amount withdrawn, as
   applicable)(a)..........      5.00%          5.00%            5.00%           5.00%
ANNUAL CONTRACT
 ADMINISTRATION CHARGE(b)..      $30.00         $30.00           $30.00          $30.00
SEPARATE ACCOUNT ANNUAL
 EXPENSES (AS A PERCENTAGE
 OF NET ASSETS):
 Expense Risk Charge(c)....      0.50%          0.50%            0.50%           0.50%
 Mortality Risk Charge(d)..      0.75%          0.75%            0.75%           0.75%
 Distribution Expense
   Charge(d)...............      0.05%          0.05%            0.05%           0.05%
                                -----          -----           ------           -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES...........      1.30%          1.30%            1.30%           1.30%
                                =====          =====           ======           =====


                                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                               -------------------------------------------------------------------------------------------
                                                      HIGH                               GLOBAL      NATURAL
                               RESERVE     PRIME     CURRENT     QUALITY     EQUITY     STRATEGY    RESOURCES    AMERICAN
                               ASSETS      BOND      INCOME      EQUITY      GROWTH      FOCUS        FOCUS      BALANCED
                                FUND       FUND       FUND        FUND        FUND      FUND(f)       FUND         FUND
                               -------     -----     -------     -------     ------     --------    ---------    ---------
MERRILL LYNCH VARIABLE
 SERIES FUNDS, INC. ANNUAL
 EXPENSES FOR THE YEAR
 ENDED DECEMBER 31, 1995
 (AS A PERCENTAGE OF
 PORTFOLIO COMPANY NET
 ASSETS):
 Investment Advisory
   Fees(e).................      0.50%     0.45%       0.50%       0.46%      0.75%       0.65%         0.65%        0.55%
 Other Expenses............      0.11%     0.05%       0.05%       0.05%      0.06%       0.07%         0.13%        0.06%
                               -------     -----     -------     -------     ------        ---           ---          ---
TOTAL MERRILL LYNCH
 VARIABLE SERIES FUNDS,
 INC. ANNUAL OPERATING
 EXPENSES..................      0.61%     0.50%       0.55%       0.51%      0.81%       0.72%         0.78%        0.61%
                               =======     ======    =======     =======     =======    ========    =========    =========

                                         INTERNATIONAL     BASIC
                              INDEX         EQUITY         VALUE
                               500           FOCUS         FOCUS
                             FUND(g)         FUND          FUND
                             -------     -------------     -----
MERRILL LYNCH VARIABLE
 SERIES FUNDS, INC. ANNUAL
 EXPENSES FOR THE YEAR
 ENDED DECEMBER 31, 1995
 (AS A PERCENTAGE OF
 PORTFOLIO COMPANY NET
 ASSETS):
 Investment Advisory
   Fees(e).................    0.30%          0.75%        0.60%
 Other Expenses............    0.23%          0.14%        0.06%
                             -------           ---         -----
TOTAL MERRILL LYNCH
 VARIABLE SERIES FUNDS,
 INC. ANNUAL OPERATING
 EXPENSES..................    0.53%          0.89%        0.66%
                             ========    ============      ======


---------------

(a) A contingent deferred sales charge is imposed upon withdrawal of all or part of the contract value. The charge is 5%, applied to the lesser of premiums paid within the past 7 years (adjusted for any prior withdrawals) or the amount withdrawn. There will be no charge for such part of the first withdrawal in a contract year as does not exceed 10% of the premiums paid prior to the date of withdrawal. (See page 16.)

(b) A contract administration charge of $30 per contract year is deducted from each Contract. It is deducted from the contract value on each contract anniversary on or prior to the annuity date and at full withdrawal if made other than on a contract anniversary.

(c) The expense risk charge is stated as an annual percentage of the daily net asset value of the Variable Account. The rate indicated is for nonqualified Contracts. For qualified Contracts, the rate is 0.20%. (See page 17.)


(d) The mortality risk charge and the distribution expense charge are each stated as an annual percentage of the daily net asset value of the Variable Account. (See page 18.)


(e) See "Investments of the Variable Account" on page 13.


(f) Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund. See the accompanying prospectus for Merrill Lynch Variable Series Funds, Inc. for additional information regarding this change.



(g) "Other Expenses" and "Total Merrill Lynch Variable Series Funds, Inc. Annual Operating Expenses" shown for the Index 500 Fund are based on expenses estimated for the current fiscal year.

                                                                HIGH                                        GLOBAL        NATURAL
                                RESERVE                       CURRENT        QUALITY         EQUITY        STRATEGY      RESOURCES
                                 ASSETS         PRIME          INCOME         EQUITY         GROWTH         FOCUS          FOCUS
                                  FUND        BOND FUND         FUND           FUND           FUND           FUND           FUND
          EXAMPLE              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------    ----------     ----------     ----------     ----------     ----------     ----------     ----------
If the contract owner
 surrenders his or her
 Contract at the end of the
 applicable time period,
 the contract owner would
 pay the following expenses
 on a $1,000 investment,
 assuming 5% annual return
 on assets:
    1-year.................       $ 70           $ 69           $ 70           $ 69           $ 73           $ 72           $ 72
    3-year.................        113            110            111            110            119            117            119
    5-year.................        159            153            155            153            169            164            167
   10-year.................        234            222            228            224            255            246            252
If the contract owner
 annuitizes, or does not
 surrender, at the end of
 the applicable time
 period, the contract owner
 would pay the following
 expenses on a $1,000
 investment, assuming 5%
 annual return on assets:
    1-year.................       $ 20           $ 19           $ 20           $ 19           $ 23           $ 22           $ 22
    3-year.................         63             60             61             60             69             67             69
    5-year.................        109            103            105            103            119            114            117
   10-year.................        234            222            228            224            255            246            252

                                                           INTERNATIONAL       BASIC
                              AMERICAN                        EQUITY           VALUE
                              BALANCED      INDEX 500          FOCUS           FOCUS
                                FUND           FUND            FUND             FUND
          EXAMPLE            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
---------------------------  ----------     ----------     -------------     ----------
If the contract owner
 surrenders his or her
 Contract at the end of the
 applicable time period,
 the contract owner would
 pay the following expenses
 on a $1,000 investment,
 assuming 5% annual return
 on assets:
    1-year.................     $ 70           $ 70             $ 73            $ 71
    3-year.................      113            111              122             115
    5-year.................      159            154              173             161
   10-year.................      234            226              264             240
If the contract owner
 annuitizes, or does not
 surrender, at the end of
 the applicable time
 period, the contract owner
 would pay the following
 expenses on a $1,000
 investment, assuming 5%
 annual return on assets:
    1-year.................     $ 20           $ 20               23            $ 21
    3-year.................       63             61               72              65
    5-year.................      109            104              123             111
   10-year.................      234            226             $264             240


The foregoing Fee Table and Example are intended to assist investors in understanding the costs and expenses that a contract owner in the Merrill Lynch Life Variable Annuity Separate Account will bear directly or indirectly with respect to each Fund. The Fee Table and Example include charges and expenses of the Variable Account as well as the Merrill Lynch Variable Series Funds, Inc.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLE.

The Fee Table and Example do not include charges to contract owners for reimbursement of premium taxes paid with respect to the Contract. Premium taxes may be applicable. Refer to PREMIUM TAXES on page 18 for further information.

In the Example, the $30 contract administration charge was converted to a percentage charge by dividing the total administration charges collected during 1995 by the average total contract values (excluding the value of Contracts in the annuity period) during 1995. Contract values and administration charges collected include amounts allocated to the Variable Account only. The percentage charge so determined was added to the Total Separate Account Annual Expenses (1.30%) and Total Merrill Lynch Variable Series Funds, Inc. Annual Expenses (0.50% to 0.81%, depending on the Fund) shown above, and the resulting percentage figure was multiplied by the average annual assets of the hypothetical account to determine annual expenses.

                        CONDENSED FINANCIAL INFORMATION

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNIT VALUES*

            FOR THE PERIOD JANUARY 1, 1986 THROUGH DECEMBER 31, 1995

*The accumulation unit values listed below for the periods January 1, 1986 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). See page 12. On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT on page 13). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

 NONQUALIFIED
  CONTRACTS:      1986     1987     1988     1989     1990       1991          1992          1993          1994          1995
                 ------   ------   ------   ------   ------   -----------   -----------   -----------   -----------   -----------
Reserve Assets
  Fund
  January 1
    value......  14.068   14.728   15.407   16.252    17.44         18.55         19.38         19.76         20.04         20.54
  December 31
    value......  14.728   15.407   16.252   17.439    18.55         19.38         19.76         20.04         20.54         21.41
  Total units
    outstanding
    at
    December
    31.........                                                 756,930.2     542,420.0     437,996.5     492,365.6     350,130.6
Prime Bond Fund
  January 1
    value......  17.092   19.205   18.750   19.764    22.10         23.38         26.86         28.45         31.46         29.57
  December 31
    value......  19.205   18.750   19.764   22.103    23.38         26.86         28.45         31.46         29.57         35.07
  Total units
    outstanding
    at
    December
    31.........                                                 618,656.9     667,898.6     741,333.5     610,532.0     510,791.1
High Current
  Income Fund
  January 1
    value......  17.795   19.637   20.127   22.632    23.76         21.62         30.51         36.15         42.06         40.03
  December 31
    value......  19.637   20.127   22.632   23.760    21.62         30.51         36.15         42.06         40.03         46.32
  Total units
    outstanding
    at
    December
    31.........                                                 181,893.1     182,229.2     245,495.0     198,985.9     175,671.0
Quality Equity
  Fund
  January 1
    value......  17.330   20.594   20.188   22.626    29.21         29.03         37.30         37.81         42.76         41.71
  December 31
    value......  20.594   20.188   22.626   29.210    29.03         37.30         37.81         42.76         41.71         50.48
  Total units
    outstanding
    at
    December
    31.........                                                 674,488.8     681,947.8     790,434.5     701,903.6     648,031.6
Equity Growth
  Fund
  January 1
    value......  15.223   17.835   13.681   14.079    16.20         13.99         20.73         20.35         23.66         21.66
  December 31
    value......  17.835   13.681   14.079   16.205    13.99         20.73         20.35         23.66         21.66         31.20
  Total units
    outstanding
    at
    December
    31.........                                                 269,251.3     310,826.6     336,594.9     314,670.5     324,219.4
Flexible
  Strategy Fund
  April 30
  (commencement) 10.000
  January 1
    value......           10.132   10.245   11.252    13.36         13.82         17.06         17.55         20.07         18.98
  December 31
    value......  10.132   10.245   11.252   13.362    13.82         17.06         17.55         20.07         18.98         21.99
  Total units
    outstanding
    at
    December
    31.........                                               1,491,361.1   1,536,734.4   1,689,884.9   1,451,982.2   1,178,582.2
American
  Balanced Fund
  May 31
  (commencement)..                 10.000
  January 1
    value......                             10.332    12.05         12.04         14.34         14.96         16.76         15.85
  December 31
    value......                    10.332   12.047    12.04         14.34         14.96         16.76         15.85         18.91
  Total units
    outstanding
    at
    December
    31.........                                                 226,441.1     309,664.2     344,819.9     282,733.9     237,332.7
Natural
  Resources
  Focus Fund
  May 31
  (commencement)..                 10.000
  January 1
    value......                              9.508    11.10         10.27         10.28         10.29         11.22         11.23
  December 31
    value......                     9.508   11.097    10.27         10.28         10.29         11.22         11.23         12.49
  Total units
    outstanding
    at
    December
    31.........                                                  36,077.3      50,350.7      97,956.9      92,609.5      81,046.5

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNIT VALUES*

            FOR THE PERIOD JANUARY 1, 1986 THROUGH DECEMBER 31, 1995

*The accumulation unit values listed below for the periods January 1, 1986 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). See page 12. On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT on page 13). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

    QUALIFIED
   CONTRACTS:       1986     1987     1988     1989     1990       1991          1992          1993          1994         1995
                   ------   ------   ------   ------   ------   -----------   -----------   -----------   -----------   ---------
Reserve Assets
  Fund
  January 1
    value........  14.222   14.933   15.668   16.577    17.84         19.04         19.94         20.39         20.75       21.32
  December 31
    value........  14.933   15.668   16.577   17.840    19.04         19.94         20.39         20.75         21.32       22.30
  Total units
    outstanding
    at
    December
    31...........                                                 574,284.7     370,601.0     308,644.8     252,365.2   194,679.2
Prime Bond Fund
  January 1
    value........  17.436   19.649   19.241   20.347    22.82         24.21         27.90         29.64         32.87       30.98
  December 31
    value........  19.649   19.241   20.347   22.823    24.21         27.90         29.64         32.87         30.98       36.86
  Total units
    outstanding
    at
    December
    31...........                                                 428,447.8     478,220.2     477,582.5     358,718.0   303,333.0
High Current
  Income Fund
  January 1
    value........  18.457   20.428   21.000   23.687    24.94         22.76         32.22         38.29         44.68       42.65
  December 31
    value........  20.428   21.000   23.687   24.941    22.76         32.22         38.29         44.68         42.65       49.49
  Total units
    outstanding
    at
    December
    31...........                                                  74,457.7      73,582.5      93,456.4      92,839.7    79,516.1
Quality Equity
  Fund
  January 1
    value........  18.389   21.918   21.549   24.224    31.37         31.26         40.29         40.96         46.46       45.45
  December 31
    value........  21.918   21.549   24.224   31.366    31.26         40.29         40.96         46.46         45.45       55.18
  Total units
    outstanding
    at
    December
    31...........                                                 432,953.7     457,836.2     516,176.0     469,259.2   412,217.8
Equity Growth
  Fund
  January 1
    value........  16.439   19.318   14.862   15.341    17.71         15.33         22.79         22.44         26.17       24.03
  December 31
    value........  19.318   14.862   15.341   17.710    15.33         22.79         22.44         26.17         24.03       34.71
  Total units
    outstanding
    at
    December
    31...........                                                 139,492.7     156,274.5     195,677.9     184,213.2   188,466.9
Flexible Strategy
  Fund
  April 30
 (commencement)..  10.000
  January 1
    value........           10.152   10.295   11.341    13.51         14.02         17.35         17.90         20.53       19.47
  December 31
    value........  10.152   10.295   11.341   13.508    14.02         17.35         17.90         20.53         19.47       22.63
  Total units
    outstanding
    at
    December
    31...........                                               1,139,762.3   1,085,349.8   1,225,420.9   1,076,826.3   934,036.1
American Balanced
  Fund
  May 31
(commencement)...                    10.000
  January 1
    value........                             10.350    12.10         12.13         14.49         15.17         17.04       16.17
  December 31
    value........                    10.350   12.104    12.13         14.49         15.17         17.04         16.17       19.34
  Total units
    outstanding
    at
    December
    31...........                                                  79,728.3     155,312.1     200,913.9     171,872.9   154,870.7
Natural Resources
  Focus Fund
  May 31
(commencement)...                    10.000
  January 1
    value........                              9.524    11.15         10.35         10.39         10.43         11.40       11.45
  December 31
    value........                     9.524   11.149    10.35         10.39         10.43         11.40         11.45       12.78
  Total units
    outstanding
    at
    December
    31...........                                                  28,823.5      27,220.0      40,239.5      44,876.1    39,692.2

                      MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("Merrill Lynch Life") is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Merrill Lynch Life is authorized to sell life insurance and annuity contracts. Merrill Lynch Life is admitted to do business in 49 states, Guam, the U.S. Virgin Islands, and the District of Columbia.

All communications, including inquiries, concerning the Contract should be addressed to Merrill Lynch Life's Service Center at the address printed on the first page of this Prospectus.

On October 1, 1991, Tandem Insurance Group, Inc. (adba Tandem Life Insurance Company) ("Tandem"), an affiliate of Merrill Lynch Life, merged with and into Merrill Lynch Life. Merrill Lynch Life is the surviving company.

As a result of the merger, all contracts previously afforded by Tandem are now afforded by Merrill Lynch Life. Thus, contract owners maintain their identical coverage through Merrill Lynch Life.

In addition, the Tandem Variable Annuity Separate Account (the "Tandem Account") was combined with the Variable Account. Assets of the Tandem Account have become assets of the Merrill Lynch Life Account. These assets are segregated from all of Merrill Lynch Life's other assets. The combination of accounts maintained all investment options and had no adverse impact (including federal tax) on any contract owners nor any impact on accumulation units, annuity units, or unit values.

                              THE VARIABLE ACCOUNT

The establishment of the Variable Account was approved by Merrill Lynch Life's Board of Directors on March 15, 1991. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve any supervision by the Securities and Exchange Commission of the investment practices or policies of the Variable Account. The Variable Account meets the definition of a separate account under the federal securities laws.

While the assets of the Variable Account are Merrill Lynch Life's property, as a segregated investment account, Arkansas insurance law provides that assets of the Variable Account equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct; however, obligations under the Contract are obligations of Merrill Lynch Life. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of Merrill Lynch Life. Merrill Lynch Life does not guarantee the investment performance under the Contracts. Both the variable contract value prior to the annuity date and the amount of any variable annuity payments will vary with the performance of the investments selected by the contract owner.

There are two subaccounts for each Fund. One subaccount is for qualified Contracts and the other is for nonqualified Contracts. No transfers may be made between a qualified and a nonqualified subaccount.

                              FINANCIAL STATEMENTS

Financial statements for Merrill Lynch Life and the Variable Account can be found in the Statement of Additional Information. Because the Variable Account acquired a majority of the assets of Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC") in connection with Merrill Lynch Life's assumption reinsurance of certain variable annuity contracts of FLIC commencing on September 1, 1991, the financial statements of the Variable Account include the financial operations of the FLIC separate account for periods prior to September 1, 1991. The Statement of Additional Information is available upon request and without charge. This information can be obtained by writing to or calling Merrill Lynch Life's Service Center at the address or telephone number set forth on the first page of this Prospectus.

                           THE REINSURANCE AGREEMENT

On March 22, 1991, Merrill Lynch Life and certain affiliated life insurance companies entered into an assumption reinsurance agreement with Family Life Insurance Company ("FLIC") relating to various policies including the FLIC Contracts. The assumption reinsurance of the FLIC Contracts will take place in several transactions. The first transaction was effected as of September 1, 1991, when Merrill Lynch Life assumption reinsured Contracts in 37 states, Guam and the Virgin Islands. There have been various assumption reinsurance transactions subsequent to September 1, 1991.

The FLIC Contracts, which participate in FLIC's Merrill Lynch Variable Annuity Account, are identical to the Contracts described in this Prospectus, except that the FLIC Contracts provide for a higher mortality risk charge (.80% annually under the FLIC Contracts versus .75% annually under the Contracts described in this Prospectus), but no distribution expense charge. Pursuant to the agreement, FLIC agreed to transfer and Merrill Lynch Life agreed to assume on an assumption reinsurance basis all of FLIC's obligations and liabilities under certain of the Contracts to the maximum extent permitted by law. To reflect its assumption of the FLIC Contracts, Merrill Lynch Life will issue a certificate of assumption to the owners of the FLIC Contracts informing them of Merrill Lynch Life's assumption of FLIC's liabilities under the Contract and of the change in the components of the charges against separate account assets.

At such time as a Contract is assumption reinsured, assets held in FLIC's Merrill Lynch Variable Annuity Account equal to the contract liabilities attributable to the variable portion of the Contract will be transferred to the Variable Account. Thereafter, the contract owner will deal directly with Merrill Lynch Life and future premiums will be forwarded directly to Merrill Lynch Life. The assumption reinsurance of the FLIC Contracts will not change the number of accumulation or annuity units credited under the Contracts or the value of such units, which will continue to be affected only by the investment performance of the Funds. Contract values will be the same as they would have been had the assumption reinsurance transaction not occurred, and there will be no adverse tax consequences to a contract owner as a result of the assumption reinsurance of his or her Contract.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

ELIGIBLE FUNDS


Premiums will be allocated among one or more subaccounts for investment at net asset value in shares of the Funds selected by the contract owner. No fee, penalty or other charge will be imposed. To reduce Merrill Lynch Life's market risk for cancellations during the TEN DAY RIGHT TO REVIEW described on page 25, all premiums allocable to the Variable Account will be allocated to the Reserve Assets Fund subaccount for the first 14 days following the date of issue. Thereafter, the contract owner's interest in the Variable Account will be reallocated to the subaccounts selected by the contract owner. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Therefore, Pennsylvania contract owners will bear the market risk during the right to review period. Merrill Lynch Life may make additions to or deletions from the list of eligible Funds as permitted by law. (See SUBSTITUTION OF INVESTMENTS on page 16.) The contract owner may transfer all or part of his or her contract value from one subaccount to another, except no transfer may be made within 30 days of the date of issue. Transfers must be at least 30 days apart.


Each Fund is a separate investment portfolio of Merrill Lynch Variable Series Funds, Inc., an open-end management investment company registered with the Securities and Exchange Commission. Shares of the Merrill Lynch Variable Series Funds, Inc. are currently sold only to Merrill Lynch Life, ML Life Insurance Company of New York, and several insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under certain variable annuity and variable life insurance contracts. Shares of each Portfolio of the Funds may be made available to the separate accounts of additional insurance companies in the future.

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more subaccounts of the Variable Account or substitute a new subaccount. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners.

Each Fund receives investment advice from Merrill Lynch Asset Management, L.P. ("MLAM") which is paid fees by the Funds for its services. The fees charged to each of the Funds are set forth in the summary of investment objectives below. MLAM is a worldwide mutual fund leader with more than $196.4 billion in assets under management. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of Merrill Lynch Life, with respect to administration services for the Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM attributable to contracts issued by Merrill Lynch Life.

A summary of investment objectives of each Fund follows. There is no guarantee that any Fund will meet its investment objective. Meeting the objectives depends upon how well the Funds' management anticipates changing economic conditions. More detailed information, including the risks associated with each Fund (including any risks associated with investment in the High Current Income Fund) and deductions from and expenses paid out of the assets of the Funds, may be found in the current prospectus for the Merrill Lynch Variable Series Funds, Inc. which is in the back of this booklet. Both prospectuses should be read in full for a complete evaluation of the Contract.

Reserve Assets Fund

The Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; government agency securities; bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

Prime Bond Fund

The Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds in the top three ratings categories by established rating services. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily net assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Funds.

High Current Income Fund

The Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund a Contract. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Funds.

Quality Equity Fund

The Fund seeks to attain the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $50 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

Equity Growth Fund

The Fund seeks to attain long-term growth of capital by investing primarily in common stocks, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.


Global Strategy Focus Fund



This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe and the Far East. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.



Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.


Natural Resources Focus Fund

The Fund seeks to attain long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Merrill Lynch Life and Merrill Lynch Life Variable Annuity Separate Account reserve the right to suspend the sale of units of the Natural Resources subaccount in response to conditions in the securities markets or otherwise.

American Balanced Fund

The Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.


Index 500 Fund



This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.



International Equity Focus Fund



This Fund seeks to obtain capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.



Basic Value Focus Fund



This Fund seeks to attain capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.


REINVESTMENT

Fund distributions to the Variable Account are automatically reinvested in additional Fund shares at net asset value.

SUBSTITUTION OF INVESTMENTS

Merrill Lynch Life may at its discretion substitute a different mutual fund for any of the Funds shown on the Schedule page of a contract owner's Contract. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Merrill Lynch Life may also add other Funds as eligible investments of the Variable Account.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

Merrill Lynch Life does not make any deductions from premiums paid at the time of purchase. The contingent deferred sales charge, when applicable, permits Merrill Lynch Life to recover a portion of the expenses relating to the sale of the Contract, including commissions, preparation of sales literature and other promotional activity.

The contingent deferred sales charge is imposed at withdrawal of all or part of the contract value. It will be the lesser of (a) 5% of the sum of the premiums paid within 7 years prior to the date of withdrawal, adjusted for any prior withdrawals, or (b) 5% of the amount withdrawn. The cumulative sum of all contingent deferred sales charges made within 7 years prior to the date of withdrawal will never be more than 5% of the sum of all premiums paid during the same period. No charge will be made for such part of the first withdrawal in a contract year as does not exceed 10% of the sum of premiums paid prior to the date of withdrawal. Withdrawals will be deemed made first from premiums on a first-in, first-out basis and then from any gain. Under no circumstances will the cumulative sum of the contingent deferred sales charges ever exceed 5% of total premiums. No charge will be imposed on any payment made due to death of the annuitant or contract owner. (See PAYMENT ON DEATH on page 20.)


The contingent deferred sales charge may be reduced when sales of Contracts are made to a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if such program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of premiums and other relevant factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any contract owner. (See ACCUMULATION UNITS on page 19 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.)


Merrill Lynch Life's sales expenses relating to all Contracts will initially be provided for out of Merrill Lynch Life's surplus. Any contingent deferred sales charge imposed at withdrawal from a Contract is expected to recover only a portion of the sales expenses relating to that Contract. Other sales expenses will be recovered through the distribution expense charge described below. Sales expenses not recovered through the contingent deferred sales charge and the distribution expense charge will be recovered from profits derived primarily from the mortality risk charge and expense risk charge described below.

CONTRACT ADMINISTRATION CHARGE


Merrill Lynch Life imposes a contract administration charge of $30 per contract year for administration of the Contracts. It is deducted from the contract value on each contract anniversary on or prior to the annuity date and at full withdrawal if made other than on a contract anniversary. Such administration includes issuing Contracts, maintenance of contract owner records, accounting, valuation, regulatory compliance and reporting. Even though Merrill Lynch Life's expenses may increase, the amount of the charge will not change. (See ACCUMULATION UNITS on page 19 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.) The charge is designed only to reimburse Merrill Lynch Life for such expenses on a cumulative basis.


WAIVER OF CHARGES

When permitted by the laws of the state in which the Contract is issued, the contingent deferred sales charge and the contract administration charge will be waived under a Contract issued by a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for the benefit of a group of individuals where the initial premium is in the amount of $500,000 or more. As a condition to the waiver, the contract owner must agree to a Contract endorsement prohibiting the allocation of premiums and the transfer of contract values to the Fixed Account.

EXPENSE RISK CHARGE

Merrill Lynch Life guarantees that the contract administration charge will not increase, regardless of its actual expenses. To compensate for assuming this expense risk, Merrill Lynch Life deducts an expense risk charge from the Variable Account.

The charge is computed and deducted on a daily basis from each subaccount. For nonqualified Contracts, on an annual basis it equals 0.5% of the daily net asset value of the Variable Account. For qualified Contracts, the rate is 0.2% of the daily net asset value of the Variable Account. If the expense risk charge is insufficient to cover the actual cost of the expense risk, Merrill Lynch Life will bear the loss. Conversely, if it is more than sufficient, the excess will be part of Merrill Lynch Life's profit. The rate of the expense risk charge will not change.

MORTALITY RISK CHARGE

Although variable annuity payments will vary according to the performance of the investments selected by the contract owner, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Merrill Lynch Life assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. Merrill Lynch Life also guarantees a minimum payment on death of the annuitant or contract owner prior to the annuity date. (See PAYMENT ON DEATH on page 20.) As compensation for assuming these mortality risks, Merrill Lynch Life deducts a mortality risk charge from the Variable Account.

This charge is computed and deducted on a daily basis from each subaccount, but on an annual basis it equals 0.75% of the daily net asset value of the Variable Account. If the amount is insufficient to cover the actual cost of the mortality risk, Merrill Lynch Life bears the loss. Conversely, if the amount proves more than sufficient, as anticipated, the excess will be part of Merrill Lynch Life's profit. The amount of the mortality risk charge will not change.

DISTRIBUTION EXPENSE CHARGE

Merrill Lynch Life anticipates that the cost of distributing the Contracts will exceed the amounts it receives from deferred sales charges. Merrill Lynch Life deducts a distribution expense charge from the Variable Account to compensate for some of the distribution costs it incurs in connection with the Contracts.

The distribution expense charge is computed and deducted on a daily basis from each subaccount, but on an annual basis it equals 0.05% of the daily net asset value of the Variable Account.

PAYMENTS OF CHARGES AND DEDUCTIONS

The expense risk charge, the mortality risk charge and the distribution expense charge will be computed and deducted from each subaccount of the Variable Account for each day the Contract is in force. The contract administration charge and the contingent deferred sales charge will be deducted from the Fixed Account and from each subaccount of the Variable Account in the ratio of each contract owner's interest in each to his or her contract value.

PREMIUM TAXES


Various jurisdictions impose a premium tax on annuity purchase payments received by insurance companies. Other jurisdictions impose a premium tax on the contract value on the annuity date. These taxes will be paid by Merrill Lynch Life when due. The dollar amount of any premium tax will be deducted from the contract value at the annuity date. (See ACCUMULATION UNITS on page 19 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract. Premium taxes currently range from 0% to 5%.


Premium tax rates are subject to change by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, Merrill Lynch Life's status within that state and the premium tax laws of that state.

FUND EXPENSES

Merrill Lynch Variable Series Funds, Inc., in calculating the net asset values of the Funds, deducts advisory fees and operating expenses from the assets of each Fund. Information about those fees and expenses can be found in the attached prospectus for the Funds and in its Statement of Additional Information.

                          DESCRIPTION OF THE CONTRACT

PREMIUMS

The minimum initial premium for nonqualified Contracts is $1,500. For qualified Contracts it is $10. The minimum subsequent premium for nonqualified Contracts is $300 ($50 in Tennessee) and for qualified Contracts it is the same as for the initial premium. Subsequent premiums may be paid at any time without prior notice to Merrill Lynch Life. Merrill Lynch Life's consent for subsequent premiums is required only for Tax-Sheltered Annuities where there has been a prior withdrawal from the Contract. The Contract will not be in default even if no subsequent premiums are paid.

Application for a Contract or acceptance of the first premium is subject to Merrill Lynch Life's underwriting rules for such transactions. Merrill Lynch Life reserves the right to reject any application. A properly completed application that is accompanied by the first premium and all information necessary for the processing of the application will normally be accepted within 2 business days. If an application is not completed properly and therefore, cannot be processed, and necessary information is not obtained within 5 business days, Merrill Lynch Life will offer to return the premium.

ACCUMULATION PROVISIONS

Accumulation Units

Premiums are allocated to the subaccounts in accordance with the contract owner's selection, except during the first 14 days following the date of issue of the Contract when premiums directed to the Variable Account will be allocated to the Reserve Assets Fund subaccount. (See discussion under ELIGIBLE FUNDS on page 13.) At the end of the 14-day period, contract values will be reallocated to each subaccount selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Upon allocation, premiums are converted into accumulation units for that subaccount. The number of accumulation units is determined by dividing the amount allocated by the value of an accumulation unit for the valuation period in which the premium is received at Merrill Lynch Life's Service Center or, in the case of the first premium, is accepted by Merrill Lynch Life. The number of accumulation units will not change as a result of investment experience. However, accumulation units will be canceled in connection with any withdrawal or transfer from a subaccount, the assessment of all or a portion of the contract administration charge, contingent deferred sales charge or premium taxes against the subaccount, or upon the payment of a death benefit or commencement of annuity payments.

Value of an Accumulation Unit

For each subaccount, the value of an accumulation unit was set at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between FLIC and Merrill Lynch Life described on page 13. The value of an accumulation unit may increase or decrease from one valuation period to the next. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that subaccount for the current valuation period. It reflects the investment performance and expenses of the Funds and the deduction of the daily expense, mortality and distribution charges.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by
(b) and subtracting (c):

     Where (a) is:

        The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period;

               Plus

        The per-share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period.

     Where (b) is:

        The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

     Where (c) is:

        The sum of the daily expense risk charge, the daily mortality risk charge and the daily distribution expense charge. (See CHARGES AND DEDUCTIONS on page 16.) For nonqualified Contracts, on an annual basis the amount of such charges equals 1.3% of the daily net asset value of the Variable Account. For qualified Contracts, the amount equals 1.0% of the daily net asset value of the Variable Account.


The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Merrill Lynch Life may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Variable Account. (See FEDERAL INCOME TAXES on page 25.)


Valuation Periods

A valuation period is the interval from one valuation day of a Fund to the next valuation day, measured from the time each day the Fund is valued.

THE FIXED ACCOUNT


In addition to providing for the allocation of premiums to the subaccounts of the Variable Account, the Contract also provides for allocation of premiums and transfer of contract values to the Fixed Account, which accumulate at a guaranteed interest rate and become part of Merrill Lynch Life's general account. In the case of qualified contracts, loans also may be taken based on Fixed Account contract values. (See TAX-SHELTERED ANNUITIES on page 29.) The interests of contract owners arising from the allocation of premiums or the transfer of contract values to the Fixed Account are not registered under the Securities Act of 1933. Merrill Lynch Life's general account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, the Fixed Account contract values are not subject to the provisions that would apply if registration under such acts were required.


Merrill Lynch Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

PAYMENT ON DEATH

If either the annuitant or the contract owner dies prior to the annuity date, Merrill Lynch Life will pay to the beneficiary, upon receipt of due proof of death, the greater of (a) the sum of all premiums (adjusted for any withdrawals) or (b) the contract value for the valuation period in which such proof is received at Merrill Lynch Life's Service Center.

An annuitant's beneficiary may choose a lump sum or payment under any of the annuity options of the Contract. A contract owner's beneficiary may receive payment only as follows:

A surviving spouse of a deceased contract owner may choose a lump sum or payment under any of the annuity options of the Contract. If the surviving spouse of the deceased contract owner is both the contract owner's beneficiary and a contingent owner (if a contingent owner has been named), he or she may choose to continue the Contract in force after the contract owner's death. A contract owner's beneficiary who is not the surviving spouse of the deceased contract owner may choose (a) a lump sum, which must be paid within five years of the contract owner's death, (b) a life annuity option without guaranteed payments, or (c) a life annuity option with guaranteed payments or a fixed period annuity option where the period required for full distribution of the payments guaranteed does not exceed the life expectancy of the contract owner's beneficiary. Payment under (b) or (c), above, must start within one year of the contract owner's death.

If all or part of a lump sum payment to a contract owner's beneficiary or annuitant's beneficiary is used within 30 days as the premium for a new Contract issued to the beneficiary, then the new Contract will be deemed a continuation of the old Contract in computing withdrawal charges under the new Contract. For tax consequences of lump sum payment, see TAXATION OF ANNUITIES IN GENERAL on page 25.

If either the annuitant or the contract owner dies after the annuity date, any guaranteed amounts remaining unpaid will continue to be paid pursuant to the annuity option in force at the date of death, unless the beneficiary chooses to receive the present value of the remaining guaranteed payments in a lump sum. (See ANNUITY PROVISIONS on page 22.)

BENEFICIARY

The beneficiary is named in the application. If the contract owner is not the annuitant, there may be one beneficiary to receive payment on the annuitant's death and a different beneficiary to receive payment on the contract owner's death. Unless the beneficiary has been irrevocably designated, the beneficiary may be changed during the lifetime of the annuitant or contract owner, as the case may be. The estate or heirs of a beneficiary who dies before payment is due have no rights under the Contract. If no beneficiary survives when payment is due, payment will be made to the contract owner or to the contract owner's estate.

OWNERSHIP

The contract owner is the person entitled to exercise all rights under the Contract. The annuitant is the contract owner unless otherwise designated in the application or by endorsement. Only a contract owner who is not also the annuitant may designate a contingent owner; however, a contract owner who is also the annuitant may name his or her spouse as a contingent owner. A contingent owner is the person who is to become contract owner at the death of the prior contract owner if the Contract continues in force after the death of the prior contract owner. Ownership of the Contract may be transferred to a new contract owner. Such a transfer of ownership cancels any designation of contingent owner, but does not affect a designation of beneficiary. If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred, unless permitted by law. A collateral assignment does not change contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary. Contract owners should consult a competent tax advisor before making any such designations, transfers or assignments.

ACCOUNT TRANSFERS

The contract owner may transfer all or part of the contract value among the Fixed Account and the subaccounts of the Variable Account, subject to the following restrictions. No transfer may be made from one subaccount of the Variable Account to another within 30 days of the date of issue or within 30 days of a prior transfer. A transfer from the Fixed Account to any subaccount of the Variable Account may not be made within six months of the date of issue or within six months of the date of any prior transfer to the Fixed Account except for one transfer from the Fixed Account to one or more subaccounts of the Variable Account in January of each year. Transfers from the Variable Account to the Fixed Account must be at least 30 days apart. No transfers may be made between the Fixed Account and the Variable Account after the annuity date.

For Contracts issued prior to April 30, 1986 and reinsured by Merrill Lynch Life, see the Appendix on page 32 for special provisions. Contract owners may make transfer requests in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, once Merrill Lynch Life receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Telephone transfer requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

WITHDRAWALS

The contract owner may withdraw all or part of the contract value, less any charges. For full withdrawal, the election must be accompanied by the Contract. The election must be received by Merrill Lynch Life prior to the earlier of the annuity date or the death of the annuitant. Under certain qualified plans, the consent of the contract owner's spouse may be required.


On receipt of such an election, Merrill Lynch Life will cancel the number of accumulation units necessary to equal the dollar amount of the withdrawal plus any applicable contingent deferred sales charge or contract administration charge. (See CHARGES AND DEDUCTIONS on page 16.) Unless otherwise requested, partial withdrawals will be deducted from the Fixed Account and subaccounts of the Variable Account in which the contract owner has an interest in the ratio of his or her interest therein to the total contract value. Withdrawals and related charges will be based on values for the valuation period in which the election (and the Contract, if required) are received at Merrill Lynch Life's Service Center. A withdrawal may be effected by telephone, once a proper authorization form is submitted to Merrill Lynch Life's Service Center, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. Otherwise, a withdrawal request must be submitted by the contract owner in writing to Merrill Lynch Life's Service Center. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day. A partial withdrawal must be at least $500, and the remaining contract value must be at least $500; otherwise, the partial withdrawal will not be permitted. Payment of withdrawals may be deferred (see SUSPENSION OF PAYMENTS below and FEDERAL INCOME TAXES on page 25), and withdrawals under Tax-Sheltered Annuities are restricted (see TAX-SHELTERED ANNUITIES on page 29). Withdrawals will decrease the contract value. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See TAXATION OF ANNUITIES IN GENERAL on page 25.)


SUSPENSION OF PAYMENTS

Payment of withdrawals will normally be made within 7 days. However, Merrill Lynch Life reserves the right to defer any withdrawal payment or transfer of values if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted by the Securities and Exchange Commission; (c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of security holders.

ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments that are not predetermined as to dollar amount. Payments will vary according to the investment results of the applicable subaccount. Annuity payments will be made to the contract owner unless he or she specifies otherwise in writing. The contract owner may or may not be the annuitant. The choice is made by the contract owner in the application.

Selection of Annuity Date and Annuity Options

The contract owner may select the annuity date and an annuity option in the application. If the contract owner does not do so, the annuity date will be the first day of the next month after the annuitant's 75th birthday and the annuity option will be a life annuity with a 10 year guarantee. The annuity date may not be later than the first day of the next month after the annuitant's 85th birthday. (For qualified Contracts, the annuity date may not be later than April 1 of the calendar year after the calendar year in which the annuitant attains age 70.)

Change of Annuity Date or Annuity Option

The contract owner may change the annuity date or the annuity option by telephone or written notice received at Merrill Lynch Life's Service Center at least 30 days prior to the current annuity date.

Annuity Options

The contract owner may select any one of the following variable annuity options or any other option satisfactory to the contract owner and Merrill Lynch Life.


- PAYMENTS FOR A FIXED PERIOD -- Payments will be made for the period chosen. The period must be at least 5 years. With respect to the Variable Account only, this option is not available until 3 years after the last premium payment is made for this Contract, and the contract owner may at any time choose to receive in a lump sum the present value of the remaining payments commuted at 4% interest. Such lump sum payment will be considered a withdrawal that may be subject to the contingent deferred sales charge. (See WITHDRAWALS on page 22.) The contingent deferred sales charge does not apply to any other variable annuity option. The mortality risk charge will continue to be deducted under this option, as other options, even though under this option Merrill Lynch Life assumes no mortality risk.


- *LIFE ANNUITY -- Payments will be made for the life of the annuitant. Payments will cease with the last payment due prior to the annuitant's death.

- *JOINT AND SURVIVOR LIFE ANNUITY -- Payments will be made during the lifetimes of the annuitant and a designated second person. Payments will continue as long as either is living.

- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS -- Payments will be made for the life of the annuitant. A guaranteed payment period of either 10 or 20 years may be selected. If the annuitant dies during the guaranteed period, the beneficiary may elect to receive in a lump sum the present value of the remaining guaranteed payments computed at the interest rate in effect when annuity payments began.

*These options are life annuities. It is possible under these options for a payee to receive only one annuity payment if the annuitant (or the annuitant and a designated second person) dies after the first payment, or to receive only two annuity payments if the annuitant (or the annuitant and a designated second person) dies after the second payment, and so on.

Minimum Annuity Payments

Annuity payments will be made monthly. The contract owner may elect quarterly, semi-annual or annual payments, in which case the calculation of the periodic annuity payments will be based on the monthly amount, adjusted by a factor that takes into account the longer interval between payments. If any payment would be less than $50 Merrill Lynch Life may change the frequency so payments are at least $50 each. If the net contract value to be applied at the annuity date is less than $5,000 ($3,500 for qualified Contracts), Merrill Lynch Life may elect to pay such amount in a lump sum. For tax consequences of a lump sum payment, see TAXATION OF ANNUITIES IN GENERAL on page 25.

First Variable Annuity Payment

The dollar amount of the first monthly variable annuity payment will be determined by applying the contract owner's interest in the Variable Account, less any premium taxes, to the annuity table for the annuity option chosen. The annuity tables are in the Contract. The tables are based on the 1983 Table "a" for Individual Annuity Valuation with interest at 4% and the annuitant's age set back one year.

Age Adjustment

The Contract contains a formula for adjusting the age of the annuitant based on the annuity date for purposes of determining the dollar amount of the first monthly annuity payment for each $1,000 applied under an annuity option. If the annuity date is between the years 1990 and 1999, the annuitant's age is reduced one year. For each decade thereafter, the annuitant's age is reduced one additional year. The maximum age adjustment is five years.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. It may be advantageous, therefore, for the contract owner to designate an annuity date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, annuity payment rates for an annuitant with an annuity date in the year 2000 will be the same as those for the year 1999, even though the annuitant is one year older, because the new decade results in the annuitant's age being reduced by an additional year.

Number of Annuity Units

The number of Annuity Units for each applicable subaccount is the amount of the first monthly annuity payment attributable to that subaccount divided by the value of an annuity unit for that subaccount as of the annuity date. The amount of the first payment attributable to a subaccount is based on the ratio of each contract owner's interest in that subaccount at the annuity date to his or her interest in all subaccounts. The number will not change as a result of investment experience.

Value of Each Annuity Unit

For each subaccount the value of an annuity unit was set at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between FLIC and Merrill Lynch Life described on page 13. The value may increase or decrease from one valuation period to the next. For any valuation period, the value of an annuity unit for a particular subaccount is the value of an annuity unit for that subaccount for the last prior valuation period multiplied by the net investment factor for that subaccount for the current valuation period. The result is then multiplied by a factor to neutralize the assumed investment rate of 4% built into the annuity tables.

Subsequent Variable Annuity Payments

Subsequent variable annuity payments will vary in amount according to the investment performance of the applicable subaccounts within the Variable Account. The amount of subsequent annuity payments, which may change from month to month, is equal to the number of annuity units for each subaccount chosen multiplied by the value of an annuity unit for such subaccount for the valuation period in which payment is due. Merrill Lynch Life guarantees that the amount of each subsequent annuity payment will not be affected by variations in expenses or mortality experience.

Assumed Investment Rate

A 4% assumed investment rate is built into the annuity tables in the Contract. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% annually, annuity payments will be level.

Proof of Age, Sex and Survival

Merrill Lynch Life may require proof of age, sex or survival of any person upon whose continuation of life annuity payments depend.

NOTICES AND ELECTIONS

Generally, all notices and elections under the Contract must be in writing, signed by the proper party and must be received at Merrill Lynch Life's Service Center to be effective. However, reallocations, account transfers, withdrawals, and changes of annuity date or annuity option may be made in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Merrill Lynch Life is not responsible for their validity. If acceptable to Merrill Lynch Life, notices or elections relating to beneficiaries and ownership will take effect as of the date such a request is signed unless Merrill Lynch Life has already acted in reliance on the prior status.

AMENDMENT OF CONTRACT

At any time Merrill Lynch Life may amend the Contract as required to make it conform with any law, regulation or ruling issued by any government agency to which the Contract is subject.

TEN DAY RIGHT TO REVIEW

When the owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For Contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract owner's premiums allocated to the Fixed Account plus the value of the contract owner's interest in the Variable Account as of the date the Contract is returned. The Contract will then be deemed void.

                              FEDERAL INCOME TAXES

INTRODUCTION

The Contracts are designed for use in connection with retirement plans that may or may not be qualified plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on contract value, on annuity payments and on the economic benefit to the contract owner, annuitant or beneficiary depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Variable Account meet Internal Revenue Service diversification standards (discussed below) and on the tax and employment status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. This discussion is based on Merrill Lynch Life's understanding of current federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. MERRILL LYNCH LIFE DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

MERRILL LYNCH LIFE'S TAX STATUS

Merrill Lynch Life is taxed as a life insurance company under the Internal Revenue Code. The Variable Account is not a separate entity, and for tax purposes its operations are a part of Merrill Lynch Life's. Therefore, Merrill Lynch Life will be liable for any taxes attributable to the Variable Account. (See THE VARIABLE ACCOUNT on page 12.)

Under existing federal income tax law, although investment income of the Variable Account is includible in Merrill Lynch Life's gross income, no income tax on such income is payable by Merrill Lynch Life. Merrill Lynch Life reserves the right, however, to deduct from the Variable Account any such taxes imposed in the future.

TAXATION OF ANNUITIES IN GENERAL

In General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, no taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than adequate consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract to provide that (a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Merrill Lynch Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to qualified contracts.

Non-natural Owners

Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax adviser.

Distributions

The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income.

With respect to nonqualified plans, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the contract. In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income to the extent that the net contract value withdrawn exceeds the investment in the contract. Amounts may be distributed from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by Merrill Lynch Life (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

For both withdrawals and annuity payments under some types of qualified plans, there may be no investment in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable.

Contract owners, annuitants and beneficiaries should seek competent financial advice about the tax consequences of distributions under the retirement plan in connection with which the Contracts are purchased.

Penalty Tax

A penalty tax is imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified and qualified contracts, with different exceptions for each. The exceptions applicable to both nonqualified and qualified contracts include (a) distributions made at or after the contract owner's age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second person). There is an additional exception for distributions under an immediate annuity contract applicable to nonqualified contracts and Section 457 plans. Finally, there is an exception unique to qualified contracts (not applicable to Individual Retirement Annuities and Accounts) for distributions made to an employee after separation from service after age 55. (For the tax treatment of any premiums paid prior to August 14, 1982, consult a tax advisor.)

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS


The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Variable Account are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.


The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. Merrill Lynch Life, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. These differences could result in the owner being treated as the owner of the assets of the Variable Account. Merrill Lynch Life reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Variable Account for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although, as of the date of this prospectus, Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

Merrill Lynch Life does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified plans. Contract owners, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans in connection with which Merrill Lynch Life will issue a Contract. When issued in connection with qualified plans, a Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code.

Individual Retirement Annuities and Individual Retirement Accounts

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereafter referred to as "IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within 7 days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Internal Revenue Code permit corporate employers to establish various types of retirement plans for employees. These plans are limited by law as to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contracts in connection with such plans should seek competent advice.

Tax-Sheltered Annuities

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Premiums excluded from gross income will be subject to FICA taxes. Purchasers using the Contracts as a Tax-Sheltered Annuity should seek competent advice as to eligibility, limitations on permissible amounts or premiums, and restrictions and tax consequences on distribution. The restrictions on distributions include a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless made:

(a) After the contract owner attains age 59 1/2;

(b) Upon separation from service;

(c) Upon death or disability, or

(d) For an amount not greater than the total of such contributions in the case of hardship.

The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions that are held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

     Owners of Tax-Sheltered Annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under section 403(b) may be adversely affected. In addition, if the section 403(b) plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a Contract loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of a Tax-Sheltered Annuity should seek competent advice before requesting a Contract loan.

Section 457 Deferred Compensation ("Section 457") Plans

Under Section 457 of the Internal Revenue Code, employees and independent contractors who perform services for tax-exempt employers may participate in a
Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will not be taxable until paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includible compensation, up to $7,500. Includible compensation means earnings for services rendered to the employer which is includible in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age additional "catch-up" deferrals are permitted.

The deferred amounts will be used by the employer to purchase the Contracts. The Contracts will be owned by the employer and will be subject to the claims of the employer's creditors. The employee has no rights or vested interest in the Contract and is only entitled to payment in accordance with the Section 457 plan provisions. Present federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in certain limited cases.

Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. As of

January 1, 1993, Merrill Lynch Life is generally required to withhold on distributions under qualified contracts.

                         VARIABLE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, Merrill Lynch Life will vote the shares of the Funds held in the Variable Account at any special meetings of the shareholders of the Funds according to instructions received from persons having a voting interest in the Variable Account. Merrill Lynch Life will vote shares attributable to Contracts for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If, however, the Investment Company Act of 1940 should be amended, or if the present interpretation thereof should change, and as a result Merrill Lynch Life determines that it is permitted to vote the shares of the Funds in its own right, Merrill Lynch Life may elect to do so.

The person having the voting interest under a Contract is the contract owner. Prior to the annuity date, the number of shares of each Fund for which voting instructions may be given by a contract owner is determined by dividing the contract owner's interest in the applicable subaccount by the net asset value per share of that Fund. After the annuity date, the number of shares of each Fund for which voting instruction may be given is determined by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of that Fund. The votes attributable to such a Contract will decrease as the reserves underlying the Contract decrease.

The number of Fund shares for which voting instructions may be given will be determined as of a date to be chosen by Merrill Lynch Life, not more than 90 days prior to the meeting of the Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Funds in which he or she has an interest, including proxy material and a form with which to give voting instructions.

                           REPORTS TO CONTRACT OWNERS

Merrill Lynch Life will mail to each contract owner at his or her last address on record at least annually prior to the annuity date a report containing such information as may be required by any applicable law or regulation and a statement showing the current number of accumulation units attributable to the Contract, the value per accumulation unit, the value of his or her interest in the Variable Account and the total contract value.

                           DISTRIBUTION OF CONTRACTS

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). MLPF&S' principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of MLPF&S who are also licensed through various Merrill Lynch Life Agencies ("MLLA") as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and a companion sales agreement with MLLA through which agreements the Contracts are sold and the Financial Consultants are compensated by MLLA and/or MLPF&S. The maximum compensation paid to the Financial Consultant is 2.3% of each premium. In addition, on the annuity date, the Financial Consultant will receive additional compensation of no more than 1.4% of the contract value. Additional annual compensation of no more than 0.10% of the contract value may also be paid to the Financial Consultant.

The maximum commission Merrill Lynch Life will pay to MLLA to be used to pay commissions to Financial Consultants is 5% of each premium.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

                                STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where Merrill Lynch Life does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. Merrill Lynch Life's books and accounts are subject to insurance department review at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Arkansas Insurance Department and under the auspices of the National Association of Insurance Commissioners.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not of material importance in relation to Merrill Lynch Life's total assets. No such litigation relates to the Variable Account.

                                    EXPERTS

The financial statements of Merrill Lynch Life as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and of the Accounts as of December 31, 1995 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.

                            REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                                 LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

              Principal Underwriter
              Financial Statements
              Administrative Services Arrangements
              Financial Statements of Merrill Lynch Life Variable Annuity
              Separate
                Account
              Financial Statements of Merrill Lynch Life Insurance Company

                                    APPENDIX

          APPLICABLE ONLY TO CONTRACTS ISSUED PRIOR TO APRIL 30, 1986

If the contract owner's Contract was issued prior to April 30, 1986 and assumption reinsured by Merrill Lynch Life ("old Contract"), the contract owner may transfer all of the contract value at net asset value to a new Contract described in this Prospectus. No contingent deferred sales charge will be imposed on such transfer, and the new Contract will be deemed a continuation of the old Contract in computing withdrawal charges under the new Contract.

Contracts issued prior to April 30, 1986, contain variable contract charges identical in aggregate amount to the charges contained in the new Contracts, except that the contingent deferred sales charge applies with respect to the old Contracts to withdrawals of any amount during the first contract year. The new Contracts provide that the contingent deferred sales charge does not apply to a withdrawal up to 10% of the sum of premiums paid during the first contract year. After the first contract year, both the old and new Contracts permit withdrawals, without charge, of up to 10% of the sum of premiums paid prior to the date of withdrawal.

In all other respects, both old and new Contracts are substantially similar, except as follows:


1. The old Contracts do not provide for a Fixed Account (see THE FIXED ACCOUNT on page 20).



2. The old Contracts do not provide for an annuity option of payments for a fixed period (see ANNUITY OPTIONS on page 23).


3. The old Contracts contain different annuity tables for use in determining the amount of the first variable annuity payment under the annuity options offered. The annuity tables in the old Contracts are more favorable to contract owners than the new Contracts' annuity tables and do not provide for an age adjustment based on the year in which annuity payments commence. The annuity tables for both new and old Contracts provide minimum guarantees.

4. Old Contracts, unlike new Contracts, permit a contract owner to transfer all or part of his or her contract value to or from certain other fixed annuity contracts issued or reinsured by Merrill Lynch Life to the contract owner. Transfers must be at least $300, and for a partial transfer the remaining contract value must be at least $100. All transfers must be at least 6 months apart and must be made prior to the death of the annuitant and at least 30 days prior to the annuity date. The primary purpose of this transfer provision is to provide the contract owner with a means for transfer in and out of Merrill Lynch Life's companion fixed annuity, a feature unnecessary with respect to the new Contracts, because of the existence of the Fixed Account.

Any contract owner contemplating an exchange of Contracts should carefully consider the potential adverse effect on the level of future annuity payments that may result from an exchange to a new Contract.

                      STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 9, 1996

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
          Service Center: P.O. Box 44222, Jacksonville, FL 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

Premiums for the Contract described in the Prospectus will be allocated to the Merrill Lynch Life Variable Annuity Separate Account ("Variable Account"), a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), unless allocation to the Fixed Account is selected. Premiums and contract values allocated to the Variable Account will be invested in certain Funds selected by the contract owner of the Merrill Lynch Variable Series Funds, Inc., except that, for the first 14 days following the date of issue, such premiums will be allocated to the Reserve Assets Fund Subaccounts. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner bears the full investment risk with respect to such investments.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Variable Account, dated December 9, 1996. The Prospectus may be obtained without charge by writing to or calling Merrill Lynch Life's Service Center at the address or phone number set forth above.
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                               TABLE OF CONTENTS

        Principal Underwriter.................................................      2
        Financial Statements..................................................      2
        Administrative Services Arrangements..................................      2
        Financial Statements of Merrill Lynch Life Variable Annuity Separate
          Account.............................................................    S-1
        Financial Statements of Merrill Lynch Life Insurance Company..........    G-1

                             PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of Merrill Lynch Life performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") under the Investment Company Act of 1940. The offering of the Contracts relates to Merrill Lynch Life's assumption reinsurance of the Contracts previously issued by Family Life Insurance Company ("FLIC") and offers may also be made from time to time to the general public. The offering of the interests under the Contracts is continuous. For the years ended December 31, 1995, 1994 and 1993, MLPF&S received in connection with the sale of the Contracts $0.7 million, $0.8 million and $1 million, respectively.

                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract. Because the Variable Account acquired a majority of the assets of Merrill Lynch Variable Annuity Account of FLIC in connection with Merrill Lynch Life's assumption reinsurance of certain variable annuity contracts of FLIC commencing on September 1, 1991, the financial statements of the Variable Account include the financial operations of the FLIC separate account for periods prior to September 1, 1991.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Variable Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1995, 1994 and 1993, Merrill Lynch Life paid administrative services fees of $43.0 million, $44.2 million and $55.8 million, respectively.

                                        2